Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate offering price includes $10,000,000 for Convertible Notes and $850,000 for ordinary shares in the form of American depositary shares which may be delivered from time to time by the registrant in lieu of cash for interest on the Convertible Notes.
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 10,850,000.00
Final Prospectus	true